Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Core Deposits [Member]	Dec. 31, 2013 Minimum [Member] Building [Member]	Dec. 31, 2013 Minimum [Member] Equipment [Member]	Dec. 31, 2013 Maximum [Member] Building [Member]	Dec. 31, 2013 Maximum [Member] Equipment [Member]	Dec. 31, 2013 Custar State Bank [Member] Core Deposits [Member]	Dec. 31, 2013 Home Savings and Loan, Idebancorp, and Custar branches [Member] Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 275	$ 275
Estimated useful lives				20 years	3 years	40 years	10 years
Amortized period								P8Y	P10Y
Estimated future amortization, 2014			1,011
Estimated future amortization, 2015			879
Estimated future amortization, 2016			755
Estimated future amortization, 2017			638
Estimated future amortization, 2018			529
Estimated future amortization, Thereafter			$ 1,242